ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2015
ASSET RETIREMENT OBLIGATIONS.
ASSET RETIREMENT OBLIGATIONS

12. ASSET RETIREMENT OBLIGATIONS

        Asset retirement obligations consist primarily of landfill capping, closure and post-closure costs, asbestos abatement costs, demolition and removal costs and leasehold remediation costs. We are legally required to perform capping and closure and post-closure care on the landfills and asbestos abatement on certain of our premises. For each asset retirement obligation we recognized the estimated fair value of a liability and capitalized the cost as part of the cost basis of the related asset.

        The following table describes changes to our asset retirement obligation liabilities (dollars in millions):

	December 31,
	2015	2014
Asset retirement obligations at beginning of year	$26	$29
Accretion expense	3	2
Liabilities incurred	—	—
Liabilities assumed in connection with the Rockwood Acquisition	30	—
Liabilities settled	(1)	(2)
Foreign currency effect on reserve balance	(6)	(3)

Asset retirement obligations at end of year	$52	$26